CERTIFICATE

      The  undersigned, Controller of SMITH BARNEY
CALIFORNIA MUNICIPALS FUND INC. (the "Fund"), hereby certifies that the Fund has received full payment, in accordance with the provisions of its Prospectus, for 8,223,277 shares of common stock, par value $0.001 per share, the sales of which are reported in the Fund's Rule
24f-2 Notice covering the fiscal year ended February 28, 1997 and that the facts otherwise stated in such Notice are true.


                                   Thomas M. Reynolds
                                   Controller

Dated:         April 15, 1997